TAXES (Tables)	12 Months Ended
Dec. 31, 2025
TAXES
Schedule of components of the income taxes

	For the years ended
	December 31,
	2025	2024	2023
Current tax expense	$1,219,647	$1,456,416	$2,243,006
Deferred tax (benefit)/expense	(53,499)	32,774	(541,987)
Income tax provision	$1,166,148	$1,489,190	$1,701,019

Schedule of (loss) income before income taxes attributable to geographical locations

	For the years ended
	December 31,
	2025	2024	2023
Cayman Islands	$(4,072,239)	$—	$(15,080)
United States	235,302	(1,908,434)	—
Hong Kong	3,611,519	12,719	(733,151)
PRC	(26,149,558)	15,983,003	13,107,433
	$(26,374,976)	$14,087,288	$12,359,202

Schedule of reconciliations of the income tax expense

	For the years ended
	December 31,
	2024	2023
Income before income tax provision	$14,087,288	$12,359,202
Income tax expense at statutory tax rate	3,521,822	3,089,800
International tax rate difference	74,207	122,803
Effect of preferential tax rates	(1,613,427)	(1,336,931)
Non-deductible entertainment expenses	17,733	9,404
Other non-deductible expense	69,227	290,316
Research and development expense super-deduction	(926,155)	(521,977)
Changes in valuation allowance	345,783	47,604
Income tax provision	$1,489,190	$1,701,019

	For the years ended
	December 31, 2025
	US$	Percent
Net loss before income tax expense	(26,374,976)
Income tax at statutory tax rate	(6,593,744)	25.0%
International tax rate difference	680,501	(2.6)%
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	1,018,060	(3.9)%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(328,147)	1.2%
United States
Statutory tax rate difference between PRC and other jurisdictions	(9,412)	0.1%
Effect of preferential tax rates	2,658,748	(10.1)%
Changes in valuation allowance	105,424	(0.4)%
Nontaxable or nondeductible items
Non-deductible expenses
Entertainment expenses	123,679	(0.5)%
Entertainment expenses- PRC	112,759	(0.4)%
Entertainment expenses- United States	10,920	(0.1)%
Stock compensation	1,843,313	(7.0)%
Stock compensation- PRC	1,843,313	(7.0)%
Non-deductible expenses without valid invoices	2,676,729	(10.1)%
Non-deductible expenses without valid invoices- PRC	2,676,729	(10.1)%
Other adjustments
Research and development expense super-deduction	(328,502)	1.2%
Research and development expense super-deduction- PRC	(328,502)	1.2%
Income tax provision	1,166,148	(4.5)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses	$646,378	$552,486
Net operating loss carryforward	1,023,575	901,272
Lease liabilities	7,135	36,118
Total deferred tax assets	$1,677,088	$1,489,876
Less: Valuation allowance	(914,799)	(775,415)
Deferred tax assets, net	$762,289	$714,461
Deferred tax liabilities:
Right-of-use assets	8,758	45,238
Total deferred tax liabilities	$8,758	$45,238

Schedule of movement of valuation allowance for deferred tax assets

	As of December 31,
	2025	2024	2023
Beginning balance	$(775,415)	$(441,549)	$(405,796)
Increase in valuation allowance	(105,424)	(345,783)	(47,604)
Foreign exchange	(33,960)	11,917	11,851
Ending balance	$(914,799)	$(775,415)	$(441,549)

Schedule of taxes payable

	As of December 31,
	2025	2024
VAT tax payable	$217,514	$358,792
Income tax payable	462,575	79,167
Other tax payables***	2,418,321	2,435,494
Total tax payables	$3,098,410	$2,873,453

*** As of December 31, 2024 and 2025, the Company recorded approximately $2.4 million and $2.4 million excise tax payable in other tax payables associated with 1% U.S. federal excise tax that could be imposed on ExcelFin in connection with redemptions by ExcelFin stockholders of Class A Common Stock in connection with the business combination.

Schedule of net operating loss carryforward

Net Operating Loss Carry Forward:	As of December 31,
	2025	2024
Location
PRC*	$4,905,372	$2,591,421
Hong Kong	—	1,022,574
United States**	1,374,297	1,888,111
Total	$6,279,669	$5,502,106
*

As of December 31, 2025 and 2024, there were approximately $6.3 million and $5.5 million of net operating loss carryforwards in certain subsidiaries, respectively. Net operating loss of PRC subsidiary will be expired, if unused. As of December 31, 2025, the Company had net operating loss carried forward from the PRC entities of $4,905,372.

The carry forward loss will be expired by, if not utilized
2026	$364,672
2027	312,535
2028	71,390
2029	830,930
2030	433,878
2032	1,016,370
2033	961,573
2034	571,561
2035	342,463
Total	$4,905,372

**	Net operating loss of $1,374,297 in United States has an expiration date of about 20 years.